Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Schedule of Significant Transactions and Balances with Related Parties

Names of related parties	Nature of relationship
Hangzhou Simo Company Limited	Entity controlled by a former director of the Company
Frontage Laboratories (Suzhou) Company Limited	Entity controlled by a former director of the Company
Shanghai Tigermed Consulting Company Limited	Entity controlled by a former director of the Company
Hangzhou Tigermed Consulting Company Limited	Entity controlled by a former director of the Company
Beijing Medical Development (Suzhou) Company Limited	Entity controlled by a former director of the Company

Summary of Key Management Personnel Compensation
(d) Key management personnel compensation

	Year Ended December 31,
	2021	2022	2023
(In thousands)
Wages, salaries and bonuses	$2,872	$2,621	$2,262
Share-based compensation expenses	4,486	2,627	1,410
Welfare, housing funds and other	49	70	57
	$7,407	$5,318	$3,729